Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	MDBX
Entity Registrant Name	Medbox, Inc.
Entity Central Index Key	0001547996
Entity Filer Category	Smaller Reporting Company